Cover	Sep. 10, 2026
Document Information Line Items
Entity Registrant Name	KIDZ AI INC.
Entity Central Index Key	0002022308
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Sep. 10, 2026
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10123
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	345-9588
Class B Common Stock [Member]
Document Information Line Items
Security 12b Title	Class B Common Stock, $0.0001 par value per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ